Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial information of segments

The main financial information of each of the Company’s segments are stated as follows:

	2018	2017	2016
		Restated (i)	Restated (i)
Net revenue from sales and services:
Ultragaz	7,043,246	6,071,002	5,365,106
Ipiranga	76,473,421	66,950,501	65,793,696
Oxiteno	4,748,428	3,959,416	3,701,413
Ultracargo	493,649	438,360	355,412
Extrafarma	2,027,988	1,868,919	1,578,605

	90,786,732	79,288,198	76,794,232
Others (1)	51,156	50,752	45,504
Intersegment sales	(139,905)	(108,936)	(99,703)

Total	90,697,983	79,230,014	76,740,033

Intersegment sales:
Ultragaz	2,879	2,178	2,942
Ipiranga	935	1,003
Oxiteno	6,325	919	2,519
Ultracargo	82,573	54,174	48,941
Extrafarma	—	—	—

	92,712	58,274	54,402
Others (1)	47,193	50,662	45,301

Total	139,905	108,936	99,703

Net revenue from sales and services, excluding intersegment sales:
Ultragaz	7,040,367	6,068,824	5,362,164
Ipiranga	76,472,486	66,949,498	65,793,696
Oxiteno	4,742,103	3,958,497	3,698,894
Ultracargo	411,076	384,186	306,471
Extrafarma	2,027,988	1,868,919	1,578,605

	90,694,020	79,229,924	76,739,830
Others (1)	3,963	90	203

Total	90,697,983	79,230,014	76,740,033

	2018	2017	2016
		Restated (i)	Restated (i)
Operating income (expense):
Ultragaz	35,567	255,935	267,272
Ipiranga	1,396,574	2,357,125	2,364,014
Oxiteno	457,128	141,350	311,525
Ultracargo	124,720	75,042	127,739
Extrafarma	(118,329)	(37,721)	(3,848)

	1,895,660	2,791,731	3,066,702
Others (1)	3,694	1,011	3,172

Total	1,899,354	2,792,742	3,069,874

Share of profit (loss) of joint-ventures and associates:
Ultragaz	12	1,245	(39)
Ipiranga	(18,169)	(19,777)	(23,178)
Oxiteno	880	1,417	975
Ultracargo	1,350	1,578	(27)

	(15,927)	(15,537)	(22,269)
Others (1)	1,148	36,210	29,745

Total	(14,779)	20,673	7,476

Income before financial result, income and social contribution taxes	1,884,575	2,813,415	3,077,350

Financial result, net	(113,536)	(474,296)	(842,576)

Income before income and social contribution taxes	1,771,039	2,339,119	2,234,774

Additions to property, plant, and equipment and intangible assets (excluding intersegment account balances):
Ultragaz	245,069	244,187	248,627
Ipiranga	417,519	536,936	387,138
Oxiteno	473,026	466,967	291,294
Ultracargo	167,034	105,028	81,166
Extrafarma	118,577	171,183	140,454

	1,421,225	1,524,301	1,148,679
Others (1)	18,382	22,626	17,365

Total additions to property, plant, and equipment and intangible assets (see Notes 13 and 14)	1,439,607	1,546,927	1,166,044
Asset retirement obligation – fuel tanks (see Note 20)	(264)	(537)	(483)
Capitalized borrowing costs	(23,438)	(22,243)	(23,980)

Total investments in property, plant, and equipment and intangible assets (cash flow)	1,415,905	1,524,147	1,141,581

Payments of contractual assets with customers – exclusive rights (see Note 11):

Ipiranga	390,177	529,732	514,291

	2018	2017	2016
		Restated (i)	Restated (i)
Depreciation and amortization charges:
Ultragaz	222,527	182,833	158,193
Ipiranga	283,426	245,424	220,282
Oxiteno	167,357	153,110	149,716
Ultracargo	52,414	47,669	43,356
Extrafarma	71,552	60,856	42,666

	797,276	689,892	614,213
Others (1)	15,213	14,652	13,943

Total	812,489	704,544	628,156

Amortization of contractual assets with customers – exclusive rights (see Note 11):
Ipiranga	371,825	463,049	463,490

Asset reclassification

	12/31/2018	12/31/2017
		Restated (i)
Total assets (excluding intersegment account balances):
Ultragaz	2,719,425	2,408,600
Ipiranga	15,381,887	15,388,646
Oxiteno	7,452,331	6,557,456
Ultracargo	1,478,697	1,394,083
Extrafarma	2,107,901	1,948,808

	29,140,241	27,697,593
Others (1)	1,359,154	586,753

Total	30,499,395	28,284,346

(1)

Composed of the parent company Ultrapar (including goodwill of certain acquisitions) and subsidiaries Serma—Associação dos Usuários de Equipamentos de Processamento de Dados e Serviços Correlatos (“Serma”) and Imaven Imóveis Ltda.

(i)	See Note 2.x.

Fixed and intangible assets of the Company abroad

The fixed and intangible assets of the Company and its subsidiaries are located in Brazil, except those related to Oxiteno’ plants abroad, as shown below:

	12/31/2018	12/31/2017
United States of America (*)	857,049	511,912
Mexico	124,037	109,034
Uruguay	72,345	65,876
Venezuela (**)	2,427	22,480

	1,055,858	709,302

(*)	The increase refers to the construction of a new plant in Pasadena, Texas.
(**)	The reduction refers to the effects of the adoption of the Bolivar Soberano (See Note 2.s.1.ii).

Revenue from operations abroad

The subsidiaries generate revenue from operations in Brazil, United Stated of America, Mexico, Uruguay and Venezuela, as well as from exports of products to foreign customers, as disclosed below:

	2018	2017	2016
		Restated (i)	Restated (i)
Net revenue:
Brazil	89,183,342	77,986,363	75,670,139
Mexico	207,615	190,205	183,124
Uruguay	48,096	33,873	33,782
Venezuela	68,877	54,788	25,393
Other Latin American countries	425,973	427,875	448,814
United States of America and Canada	465,840	292,709	158,280
Far East	96,394	72,469	57,662
Europe	138,347	119,097	97,261
Others	63,499	52,635	65,578

Total	90,697,983	79,230,014	76,740,033

(i)	See Note 2.x.